Pruco Life Insurance Company                                               Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:                 Post-Effective Amendment No. 28 to Registration Statement for the Pruco Life VariableUniversal Account, Registration No. 333-112808.

Ladies and Gentlemen:

We are filing with the Commission Post-Effective Amendment No. 28 to the above-referenced registration statement pursuant to Rule 485(b), and the registrant has designated May 1, 2015, as the date upon which this amendment shall become effective.  As Vice President and Corporate Counsel, I have reviewed the amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The purpose of this filing is to launch the next generation of the Prudential Custom Premiere II Variable Life Insurance contract.  There have been no material changes made to the prior version of this contract, which is maintained in a separate prospectus with a unique EDGAR class identifier within this registration statement.  This 485b filing updates all missing information from the prior 485a filing and addresses all comments we received from the Staff via telephone.

Should the Commission or its Staff declare the above-referenced filing effective, we understand that such action does not prevent the Commission from taking action on the filing.   The action of the Commission or its Staff in declaring the above-referenced post-effective amendment effective does not relieve the Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing.  The Registrant will not use the SEC's comment process as a defense in any securities related litigation against them.

Respectfully yours,

/s/ Jordan K. Thomsen                                                                  4/7/2015
Jordan K. Thomsen                                                                            Date
Pruco Life Insurance Company

via EDGAR